Provisions and Other Liabilities - Summary of Provisions and Other Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other provisions [abstract]
Provisions	$ 1,653	$ 1,905
Derivative liabilities (net of current portion of $6 (2017 - $nil))	39	43
IMSA payable	58
Other	42	29
Other liabilities and provisions	$ 1,792	$ 1,977	$ 1,322